Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 251,078	¥ 208,946
Prior service credit	(71,439)	(79,935)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	179,639	129,011
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	116,930	71,750
Prior service credit	(2,652)	(2,567)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 114,278	¥ 69,183